Vessel Charters - Minimum Estimated Charter Hire Payments (Details) $ in Millions	Sep. 30, 2018 USD ($)
Charters-in – Leases
Remainder of 2018	$ 88.1
2019	249.7
2020	232.1
2021	208.4
2022	164.0
Teekay LNG
Charters-in – capital leases
Remainder of 2018	54.4
2019	119.5
2020	118.7
2021	117.8
2022	117.0
Teekay Tankers
Charters-in – capital leases
Remainder of 2018	9.6
2019	38.0
2020	38.1
2021	37.9
2022	37.9
Teekay Tangguh Joint Venture | Teekay LNG
Charters-in – operating leases
Remainder of 2018	18.1
2019	68.5
2020	59.2
2021	52.7
2022	9.1
Teekay LNG Marubeni Joint Venture | Teekay LNG
Charters-in – operating leases
Remainder of 2018	6.0
2019	23.7
2020	16.1
2021	0.0
2022	$ 0.0